Estimates and judgments (Details Text) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Estimates And Judgments Details Text [Abstract]
Probability of default (PD)	10.00%
Increased the allowance for impairment	R$ 503,667